Share Capital (Details) - Schedule of the fair value has been estimated using the black-scholes	3 Months Ended
Jan. 31, 2023
Schedule Of The Fair Value Has Been Estimated Using The Black Scholes Abstract
Risk-free interest rate	1.43%
Expected life (in years)	5 years
Expected volatility	107.00%